Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2023	2022	2021
Interest expense on bank debt (Note 7)	$8,499	$3,191	$1,596
Interest expense and other fees on related party debt (Note 4)	-	277	-
Amortization of deferred financing costs on bank and related party debt	244	402	143
Other financial expenses	759	-	-
Commitment fees and other	96	96	62
Total	$9,598	$3,966	$1,801